TAXATION - Components of deferred tax assets (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Temporary differences related to expenses and accruals	$ 154,659	¥ 1,076,708		¥ 1,087,421
Temporary differences related to impairment on advances to suppliers	493,924	3,438,597		2,451,767
Temporary differences related to provision for doubtful accounts	154,952	1,078,742		3,077,784
Others	1,260,000	8,771,868		7,152,217
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	3,575,285	24,890,416		23,165,631
Startup expenses and advertising fees	28,686	199,704		608,399
Temporary differences related to research and development credits	161,000	1,120,850		1,106,956
Temporary differences related to equity investments	728,121	5,069,035		3,978,269
Foreign tax credits	0	0		0
Temporary differences related to provision for prepayment for equipment	718,205	5,000,000		5,000,000
Tax loss carry forwards	38,868,529	270,594,922		294,535,956
Total deferred tax assets	46,143,361	321,240,842		342,164,400
Less: Valuation allowance	(46,143,361)	(321,240,842)	$ (49,148,842)	(342,164,400)	¥ (401,743,718)
Total deferred tax assets	$ 0	¥ 0		¥ 0